Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)	B.Composition of income tax benefit (taxes on income):
	For the year ended December 31
	2023	*2022	*2021
	€ in thousands
Current tax expense
Current year	(932)	(1,826)	(977)
	(932)	(1,826)	(977)
Deferred tax income
Creation and reversal of temporary differences	1,655	174	3,513
Adjustments for prior years, net	713	-	-
	2,368	174	3,513

Tax benefit (taxes on income)	1,436	(1,652)	2,536
*	Reclassified due to discontinued operation - see Note 23.

Schedule of Theoretical Tax on the Pre-Tax Profit and the Tax Expense	C.Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:
	2023	*2022	*2021
	€ in thousands
Profit (loss) before taxes on income	976	1,081	(22,935)
Primary tax rate of the Company	23%	23%	23%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	(224)	(249)	5,275

Additional tax saving in respect of:
Different tax rate of foreign subsidiaries	(72)	(488)	(40)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	994	277	27
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(47)	(706)	-
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	713	282	-
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	1,363	566	-
Change in temporary differences for which deferred tax were not recognized	106	-	51
Current year tax losses and benefits for which deferred taxes were not created	(1,275)	(1,199)	(2,770)
Permanent differences	(122)	(135)	(7)
Actual tax benefit (taxes on income)	1,436	(1,652)	2,536
*	Reclassified due to discontinued operation - see Note 23.

Schedule of Deferred Taxes	Deferred taxes:
	Financial	Fixed assets and	Swap	Carry- forward taxdeductions
	assets	leases	contract	and losses	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2023	(3,642)	(2,124)	14,944	7,562	16,740
Changes recognized in profit or loss	690	774	-	1,594	3,058
Changes recognized in other comprehensive income	235	-	(16,589)	-	(16,354)
Transfer to disposal groups held for sale (see Note 23)	2,717	-	-	-	2,717
Balance of deferred tax asset (liability) as at December 31, 2023	-	(1,350)	(1,645)	9,156	6,161
	Financial	Fixed assets and	Swap	Carry- forward taxdeductions
	assets	leases	contract	and losses	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2022	(6,964)	(1,555)	5,400	7,027	3,908
Changes recognized in profit or loss	3,065	(569)	-	538	3,034
Changes recognized in other comprehensive income	257	-	9,544	(3)	9,798
Balance of deferred tax asset (liability) as at December 31, 2022	(3,642)	(2,124)	14,944	7,562	16,740